ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Before-Tax Amount
Foreign currency translation adjustment		$ 179
Pension and other benefit adjustments:
Net gain (loss) arising during the period		13,808
Prior service credit arising during the period		15,197
Amortization of net (gains) loss		(78)
Unrealized gain (loss) on marketable securities:
Unrealized holding gain (loss) arising during the period		(2,703)
Less: reclassification adjustment for (gains) loss		925
Unrealized gain from equity method investees' cash flow hedge
Unrealized holding gains arising during the period		3,474
Less: reclassification of holding gains		(510)
Other comprehensive income		30,292
Pension and other benefit adjustments:
Net gain (loss) arising during the period		(9,298)
Prior service credit arising during the period		(5,926)
Unrealized gain (loss) on marketable securities:
Unrealized holding gain (loss) arising during the period		1,081
Unrealized gain from equity method investees' cash flow hedge
Unrealized holding gains arising during the period		(1,389)
Other comprehensive income		(15,532)
Net-of-Tax Amount
Foreign currency translation adjustment, net of tax	(530)	179
Pension and other benefit adjustments:
Net gain (loss) arising during the period, net of tax	7,279	4,510
Prior service credit arising during the period		9,271
Amortization of net (gains) loss		(78)
Unrealized gain (loss) on marketable securities:
Unrealized holding gain (loss) arising during the period, net of tax	1,915	(1,622)
Less: reclassification adjustment for loss included in investment expense, net of tax	(2)	925
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Unrealized holding gains arising during the period	797	2,085
Less: reclassification of holding gains		(510)
Other comprehensive income (loss)	$ 9,444	$ 14,760